Equity (Details) - Schedule of Share-based Payment Arrangement, Option, Activity $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Schedule of Share-based Payment Arrangement, Option, Activity [Abstract]
Amount of options, Outstanding at Beginning balance | shares	1,869,412
Weighted average exercise, Outstanding at Beginning balance | $ / shares	$ 10.25
Weighted average remaining contractual life, Outstanding at Beginning balance	3 years 76 days
Aggregate intrinsic value, Outstanding at Beginning balance | $	$ 23,838
Amount of options, Granted | shares	235,000
Weighted average exercise, Granted | $ / shares	$ 25.12
Amount of options,Exercised | shares	(249,256)
Weighted average exercise, Exercised | $ / shares	$ 9.75
Amount of options,Expired and forfeited | shares	(110,492)
Weighted average exercise, Expired and forfeited | $ / shares	$ 11.30
Amount of options, Outstanding at Beginning balance | shares	1,744,664
Weighted average exercise, Outstanding at Beginning balance | $ / shares	$ 12.12
Weighted average remaining contractual life, Outstanding at Beginning balance	3 years 10 days
Aggregate intrinsic value, Outstanding at Beginning balance | $	$ 27,667
Amount of options,Vested and expected to vest | shares	1,744,664
Weighted average exercise,Vested and expected to vest | $ / shares	$ 12.12
Weighted average remaining contractual life, Vested and expected to vest	3 years 10 days
Aggregate intrinsic value,Vested and expected to vest | $	$ 27,667
Amount of options,Exercisable at Ending | shares	1,040,450
Weighted average exercise, Exercisable at Ending | $ / shares	$ 9.62
Weighted average remaining contractual life, Exercisable at Ending	2 years 62 days
Aggregate intrinsic value, Exercisable at Ending | $	$ 19,101